Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011
Debt Instrument, Unamortized Discount	$ 25.1
Senior Notes [Member]
Interest rate of Senior Notes	7.75%